Mining Interest, Plant and Equipment	12 Months Ended
Apr. 30, 2019
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Mining Interest, Plant and Equipment
8.	Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost
Balance, April 30, 2017	$73,048	$23,699	$7,005	$677	$104,429
Additions	902	2,720	78	15	3,715
Impairment on equipment	(5,000)	(1,925)	—	—	(6,925)
Effect of foreign exchange	(4,592)	(1,318)	(429)	—	(6,339)

Balance, April 30, 2018	64,358	23,176	6,654	692	94,880
Additions	1,338	1,055	92	25	2,510
Write down of equipment	0	0	(5,576)	(2)	(5,578)
Effect of foreign exchange	2,734	1,238	876	0	4,848

Balance, April 30, 2019	$68,430	$25,469	$2,046	$715	$96,660

Depreciation
Balance, April 30, 2017	$39,657	$11,190	$228	$433	$51,508
Depreciation for the year	2,887	1,621	434	90	5,032
Impairment on equipment	—	(212)	—	—	(212)
Effect of foreign exchange	(2,232)	(680)	(12)	—	(2,924)

Balance, April 30, 2018	40,312	11,919	650	523	53,404
Depreciation for the year	1,923	1,768	118	90	3,899
Write down of equipment	0	0	(774)	0	(774)
Effect of foreign exchange	1,701	806	6	0	2,513

Balance, April 30, 2019	$43,936	$14,493	$0	$613	$59,042

Carrying amounts
Balance, April 30, 2018	$24,046	$11,257	$6,004	$169	$41,476

Balance, April 30, 2019	$24,494	$10,976	$2,046	$102	$37,618

Impairment on Mining Interest

The Company considered that the carrying amount of its assets being higher than market capitalization of the Company at April 30, 2018 was an indicator of impairment. In determining the recoverable amounts of the Company’s mining interests, the Company’s management makes estimates of the discounted future cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. The projected cash flows are significantly affected by changes in assumptions about gold’s selling price, future capital expenditures, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, discount rates and exchange rates. Based on the calculation, at April 30, 2018, management decided to record an impairment of $5,000 (2017 - $Nil) on the San Martin Project. The key assumptions used for assessing the recoverable amount are gold price of USD $1,300/oz and a discount rate of 9%. Management has determined, using the same criteria, that this impairment is still valid and does not require all or partial reversal as at April 30, 2019.

Management also determined, as at April 30, 2018, that the CIL plant constructed in 2016 is no longer useful in the operations of the San Martin mine in Queretaro, Mexico. While this plant has a value as a functioning carbon leach plant and has operated to process third party carbon concentrates, the Company cannot guarantee its usefulness in the future or the ability to attract third party carbon concentrates for processing. As a result, management decided to write down the plant to $nil value and record an impairment of the book value of $1,713 (2017 -$Nil) to the Statements of Operations and Comprehensive Income (Loss) during the prior year ended April 30, 2018.

Sale of San Pedrito

On March 21, 2017, the Company finalized the sale of its San Pedrito Property, a non-core asset located in Queretaro, Mexico for Mexican Pesos (“MXN$”) 192,784,331. The San Pedrito property was part of Starcore’s original acquisition in 2007, when the Company acquired the San Martin Mine from Goldcorp for US$26 million. The disposition of San Pedrito was recorded during the year ended April 30, 2017 and a gain of $7,128 was reported on the Statement of Operations and Comprehensive Income (Loss). During the current year ending April 30, 2019, the Company received MXN$ 15,000,000 ($1,027) and interest of MXN$ 2,300,000 ($159) on 6 ha of the remaining 14 ha of parcels to be paid. The Company does not anticipate receiving any additional funds for the sale of this property and therefore has made an allowance for the remaining receivable of $441 (2018 - $Nil; 2017 - $Nil) to the Statements of Operations and Comprehensive Income (Loss).

Altiplano Facility

On August 5, 2015, the Company acquired Cortez Gold Corp. (“Cortez”) (TSXV: CUT) in an all-share transaction completed pursuant to a court approved Plan of Arrangement under the Business Corporations Act (British Columbia). Pursuant to the acquisition, the purchase price was allocated based on management’s best estimates and assumptions, after taking into account all relevant information available. As a result, apart from working capital allocations, $6,094 was allocated to plant, machinery and equipment for the Altiplano Plant, which is a facility which processes third party gold and silver concentrate in Matehuala, Mexico.

During the year ended April 30, 2019, management determined that the capital requirements of the Altiplano facility for inventory and operations, did not justify the continuation of these operations until the Company had sufficient excess working capital to support the operations of Altiplano.

Subsequent to the year ending April 30, 2019, the Company received and accepted an offer to purchase 100% of the shares of Altiplano for US$1.6 million. The stock purchase agreement, dated July 5, 2019, requires the payment of the $1.6 million in installments to May, 2020. As a result, management has decided to write down the plant and land to US $1,600, less estimated selling costs of $100. The Company has recorded an impairment of $4,804 (2018 - $Nil; 2017 - $Nil) to the Statements of Operations and Comprehensive Income (Loss) during the year ended April 30, 2019.